ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2012	2013
Accrued payroll and welfare	26,410,878	34,433,880
Accrued loyalty point program expenses	17,440,601	31,008,019
Accrued commission to third-party distribution partners	10,650,853	21,740,817
Accrued advertisement expense	8,957,787	15,745,183
Tax-related payables	4,014,812	4,014,812
Other accrued expenses	18,356,333	27,878,901
Other payables	10,162,939	20,765,477
Advances and deposits from customers	21,815,833	49,698,977
Business and other taxes	7,326,445	11,604,287
Payable to former shareholders	1,994,540	-
Payable for investment in non-consolidated affiliates	2,856,000	3,885,000
Accrued purchase consideration	13,300,000	8,083,545
Contingent purchase consideration	6,900,334	-
eCoupon program virtual cash liability	48,783,511	109,044,582
Total accrued expenses and other current liabilities	198,970,866	337,903,480